SUPPLEMENT DATED JULY 21, 2014
to

STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMELY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
DELAWARE LIFE NY VARIABLE ACCOUNT D
(FORMERLY KNOWN AS SUN LIFE (N.Y.) VARIABLE ACCOUNT D)

1.
Effective immediately, the name of the company that issued your Policy has changed from Sun Life Insurance and Annuity Company of New York to Delaware Life Insurance Company of New York. The name of the separate account supporting your Policy has been also changed, from Sun Life (N.Y.) Variable Account D to Delaware Life NY Variable Account D.

As a result of the name changes, all references throughout the Statement of Additional Information to Sun Life Insurance and Annuity Company of New York are hereby deleted and replaced by Delaware Life Insurance Company of New York, and all references to Sun Life (N.Y.) are hereby deleted and replaced by Delaware Life (N.Y.).

2.	The section in the Statement of Additional Information entitled “THE COMPANY AND THE VARIABLE ACCOUNT” is hereby deleted and replaced with the following:

THE COMPANY AND THE VARIABLE ACCOUNT

Delaware Life Holdings, LLC, a limited liability company incorporated under the laws of the State of Delaware on December 12, 2012, is the indirect parent of Delaware Life (N.Y.). Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies: Delaware Life Insurance Company, Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

Delaware Life Insurance Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983. We established Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust.

3.	The brand name of the Sun Protector Variable Universal Life Insurance Policy has been changed to Protector Variable Universal Life Insurance.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Variable Account D NY SAI 7/2014